Segment Information	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how the chief operating decision maker (“CODM”) makes decision about allocating resources to each segment and evaluating their performances. The Company’s CODM has been identified as the Chief Executive Officer. The Company historically had one single operating and reportable segment, IT services, and after the acquisition of CAE, the Company has two operating and reportable segments, consisting of IT services and academic education service.

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable to each segment. The CODM does not evaluate the performance of segments using asset information.

The table below provides a summary of the Group’s operating segment operating results for the year ended June 30, 2024:

	For the year ended June 30, 2024
	IT services	Academic education services	Intersegment eliminations	Total
Total revenues	141,818,338	1,042,832	(48,444)	142,812,726
Total operating costs and expenses	(144,347,079)	(1,013,029)	8,967	(145,351,141)
(Loss) income from operations	(2,528,741)	29,803	(39,477)	(2,538,415)
(Loss) income before income taxes and share of income in equity method investments	(1,828,186)	24,298	(39,477)	(1,843,365)

The following table presents revenues by the service lines for the years ended June 30, 2024, 2023 and 2022:

	For the year ended June 30,
	2024	2023	2022
Revenue:
IT consulting service	136,844,784	144,286,502	144,092,811
Customized IT solution service	3,147,593	4,554,200	6,738,118
Other	1,825,961	1,515,837	1,191,452
IT services subtotal	141,818,338	150,356,539	152,022,381
Revenue:
Academic education service	1,042,832	-	-
Inter-segment*	(48,444)	-	-
Total revenue	142,812,726	150,356,539	152,022,381

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2024, 2023 and 2022.

	For the year ended June 30,
	2024	2023	2022
Mainland China	120,510,430	134,185,815	137,915,276
Singapore	10,987,527	8,733,344	9,559,951
Hong Kong	6,245,523	4,311,182	3,365,491
United States	4,367,813	2,779,313	883,478
Japan	566,410	254,601	137,053
Philippines	100,278	-	-
Malaysia	26,233	92,284	161,132
India	8,512	-	-
Total	142,812,726	150,356,539	152,022,381